Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Measurement Basis of Financial Assets and Liabilities

The following tables analyse financial instruments into those measured at fair value and those measured at amortised cost in the balance sheet:

			2017			2016(1)
	Held at fair value £m	Held at amortised cost £m	Total £m	Held at fair value £m	Held at amortised cost £m	Total £m
Assets
Cash and balances at central banks	–	32,771	32,771	–	17,107	17,107
Trading assets	30,555	–	30,555	30,035	–	30,035
Derivative financial instruments	19,942	–	19,942	25,471	–	25,471
Financial assets designated at fair value	2,096	–	2,096	2,140	–	2,140
Loans and advances to banks	–	5,930	5,930	–	4,352	4,352
Loans and advances to customers	–	199,482	199,482	–	199,733	199,733
Financial investments	8,853	8,758	17,611	10,561	6,905	17,466
	61,446	246,941	308,387	68,207	228,097	296,304
Non-financial assets			6,373			6,206
Total assets			314,760			302,510

Liabilities
Deposits by banks	–	13,784	13,784	–	9,769	9,769
Deposits by customers	–	177,421	177,421	–	172,726	172,726
Trading liabilities	31,109	–	31,109	15,560	–	15,560
Derivative financial instruments	17,613	–	17,613	23,103	–	23,103
Financial liabilities designated at fair value	2,315	–	2,315	2,440	–	2,440
Debt securities in issue	–	48,860	48,860	–	54,792	54,792
Subordinated liabilities	–	3,793	3,793	–	4,303	4,303
	51,037	243,858	294,895	41,103	241,590	282,693
Non-financial liabilities			3,663			4,364
Total liabilities			298,558			287,057

(1)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.

Fair Values of Financial Instruments Carried at Amortised Cost

					2017					2016
	Fair value				Carrying	Fair value				Carrying
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	value £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	value £m
Assets
Loans and advances to banks	–	5,361	556	5,917	5,930	–	3,741	478	4,219	4,352
Loans and advances to customers – unimpaired	–	6,481	194,543	201,024	198,621	–	6,739	195,668	202,407	198,783
– impaired	–	–	784	784	861	–	–	824	824	950
Financial investments	6,435	2,211	–	8,646	8,758	6,436	272	–	6,708	6,905
	6,435	14,053	195,883	216,371	214,170	6,436	10,752	196,970	214,158	210,990

Liabilities
Deposits by banks	–	13,249	557	13,806	13,784	–	9,360	438	9,798	9,769
Deposits by customers	–	564	176,999	177,563	177,421	–	582	172,437	173,019	172,726
Debt securities in issue	–	50,641	–	50,641	48,860	–	55,509	1,196	56,705	54,792
Subordinated liabilities	–	4,373	–	4,373	3,793	–	4,548	–	4,548	4,303
	–	68,827	177,556	246,383	243,858	–	69,999	174,071	244,070	241,590

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2017 and 2016, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

					2017				2016
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Loans and advances to banks	–	6,897	–	6,897	–	7,478	–	7,478	A
	Loans and advances to customers	656	8,184	–	8,840	762	9,561	–	10,323	A
	Debt securities	5,156	–	–	5,156	6,248	–	–	6,248	–
	Equity securities	9,662	–	–	9,662	5,986	–	–	5,986	–
		15,474	15,081	–	30,555	12,996	17,039	–	30,035
Derivative financial	Exchange rate contracts	–	6,061	16	6,077	–	8,300	22	8,322	A
instruments	Interest rate contracts	–	12,956	12	12,968	1	15,795	19	15,815	A & C
	Equity and credit contracts	–	861	36	897	–	1,272	62	1,334	B & D
		–	19,878	64	19,942	1	25,367	103	25,471
Financial assets designated at fair value	Loans and advances to customers	–	1,485	64	1,549	–	1,668	63	1,731	A
	Debt securities	184	187	176	547	–	208	201	409	A & B
		184	1,672	240	2,096	–	1,876	264	2,140
Financial investments	Available-for-sale equity securities	19	9	53	81	17	63	32	112	B
	Available-for-sale debt securities	8,770	2	–	8,772	10,449	–	–	10,449	C
		8,789	11	53	8,853	10,466	63	32	10,561
Total assets at fair value		24,447	36,642	357	61,446	23,463	44,345	399	68,207

Liabilities
Trading liabilities	Deposits by banks	–	1,885	–	1,885	–	4,200	–	4,200	A
	Deposits by customers	–	25,530	–	25,530	–	8,559	–	8,559	A
	Short positions	3,694	–	–	3,694	2,801	–	–	2,801	–
		3,694	27,415	–	31,109	2,801	12,759	–	15,560
Derivative financial	Exchange rate contracts	–	4,176	15	4,191	–	6,009	21	6,030	A
instruments	Interest rate contracts	–	12,720	5	12,725	–	16,202	11	16,213	A & C
	Equity and credit contracts	1	653	43	697	1	817	42	860	B & D
		1	17,549	63	17,613	1	23,028	74	23,103
Financial liabilities	Debts securities in issue	–	1,629	6	1,635	–	1,908	6	1,914	A
designated at fair value	Structured deposits	–	680	–	680	–	526	–	526	A
		–	2,309	6	2,315	–	2,434	6	2,440
Total liabilities at fair value		3,695	47,273	69	51,037	2,802	38,221	80	41,103

Summary of Fair Value Adjustment

The magnitude and types of fair value adjustment adopted by Global Corporate Banking are listed in the following table:

	2017 £m	2016 £m
Risk-related:
– Bid-offer and trade specific adjustments	34	37
– Uncertainty	43	49
– Credit risk adjustment	36	50
– Funding fair value adjustment	6	20
	119	156
Model-related	8	1
Day One profit	1	4
	128	161

Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data

The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with the subsequent valuation technique used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)
Balance sheet line item	Category	Financial instrument product type	2017 £m	2016 £m	2017 £m	2016 £m	2015 £m
1. Derivative assets	Exchange rate contracts	Cross-currency swaps	1	1	–	1	3
2. Derivative assets	Exchange rate contracts	Securitisation cross currency swaps	15	21	(11)	12	–
3. Derivative assets	Interest rate contracts	Bermudan swaptions	6	7	(1)	(3)	(9)
4. Derivative assets	Interest rate contracts	Securitisation swaps	6	12	(8)	–	–
5. Derivative assets	Equity and credit contracts	Reversionary property interests	31	36	(6)	12	2
6. Derivative assets	Credit contracts	Credit default swaps	–	5	(5)	1	(2)
7. Derivative assets	Equity contracts	Property-related options and forwards	5	21	(1)	(5)	(4)
8. FVTPL	Loans and advances to customers	Roll-up mortgage portfolio	64	63	2	4	2
9. FVTPL	Debt securities	Reversionary property securities	176	201	(18)	–	17
10. Financial investments	Available-for-sale equity securities	Unlisted equity shares	53	32	–	– (1)	– (1)
11. Derivative liabilities	Exchange rate contracts	Securitisation cross currency swaps	(15)	(21)	11	(12)	–
12. Derivative liabilities	Interest rate contracts	Bermudan swaptions	(1)	(2)	1	2	–
13. Derivative liabilities	Interest rate contracts	Securitisation swaps	(4)	(9)	7	–	–
14. Derivative liabilities	Equity contracts	Property-related options and forwards	(43)	(42)	(5)	(5)	(3)
15. FVTPL	Debt securities in issue	Non-vanilla debt securities	(6)	(6)	–	–	(4)
Total net assets			288	319
Total (expense)/income					(34)	7	2

(1)	Gains and losses arising from changes in the fair value of securities classified as available-for–sale are recognised in ‘Other comprehensive income’.

Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table provides a reconciliation of the movement between opening and closing balances of Level 3 financial instruments, measured at fair value using a valuation technique with significant unobservable inputs:

				Assets			Liabilities
	Derivatives £m	Fair value through profit and loss £m	Financial investments £m	Total £m	Derivatives £m	Fair value through profit and loss £m	Total £m
At 1 January 2017	103	264	32	399	(74)	(6)	(80)
Total (losses)/gains recognised in profit/(loss):
– Fair value movements	(32)	(16)	–	(48)	14	–	14
– Foreign exchange and other movements	32	–	–	32	(32)	–	(32)
Gains recognised in other comprehensive income	–	–	21	21	–	–	–
Additions	9	–	–	9	(2)	–	(2)
Sales	–	(8)	–	(8)	–	–	–
Settlements	(48)	–	–	(48)	31	–	31
At 31 December 2017	64	240	53	357	(63)	(6)	(69)

(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	–	(16)	–	(16)	(18)	–	(18)

At 1 January 2016	188	267	100	555	(105)	(5)	(110)
Total gains/(losses) recognised in profit/(loss):
– Fair value movements	18	4	–	22	(15)	–	(15)
– Foreign exchange and other movements	(32)	–	–	(32)	32	(1)	31
Gains recognised in other comprehensive income	–	–	26	26	–	–	–
Additions	4	–	25	29	(3)	–	(3)
Sales	–	(7)	(119)	(126)	–	–	–
Settlements	(75)	–	–	(75)	17	–	17
At 31 December 2016	103	264	32	399	(74)	(6)	(80)

(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(14)	4	–	(10)	17	(1)	16

Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3)

		Significant unobservable input				Sensitivity
			Assumption value			Favourable	Unfavourable
2017	Fair value £m	Assumption description	Range(1)	Weighted average	Shift	changes £m	changes £m
3. Derivative assets – Interest rate contracts: – Bermudan swaptions	6	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
5. Derivative assets – Equity and credit contracts:	31	HPI Forward growth rate	0% – 5%	2.42%	1%	10	(10)
– Reversionary property derivatives		HPI Spot rate	n/a	773(2)	10%	8	(8)
7. Derivative assets – Equity contracts:	5	HPI Forward growth rate	0% – 5%	2.32%	1%	1	(1)
– Property-related options and forwards		HPI Spot rate	n/a	727(2)	10%	2	–
8. FVTPL – Loans and advances to customers: – Roll-up mortgage portfolio	64	HPI Forward growth rate	0% – 5%	2.57%	1%	2	(2)
9. FVTPL – Debt securities:	176	HPI Forward growth rate	0% – 5%	2.42%	1%	3	(3)
– Reversionary property securities		HPI Spot rate	n/a	773(2)	10%	11	(11)
10. Financial investments – AFS equity securities: – Unlisted equity shares	53	Contingent litigation risk	0% – 100%	35%	20%	6(3	(6)(3
12. Derivative liabilities – Interest rate contracts: – Bermudan swaptions	(1)	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
14. Derivative liabilities – Equity contracts:	(43)	HPI Forward growth rate	0% – 5%	2.32%	1%	3	(3)
– Property-related options and forwards		HPI Spot rate	n/a	727(2)	10%	7	(8)

2016
3. Derivative assets – Interest rate contracts: – Bermudan swaptions	7	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
5. Derivative assets – Equity and credit contracts:	36	HPI Forward growth rate	0% – 5%	2.79%	1%	11	(11)
– Reversionary property derivatives		HPI Spot rate	n/a	748(2)	10%	9	(9)
6. Derivative assets – Credit contracts: – Credit default swaps	5	Probability of default	0% – 5%	0.39%	20%	1	(1)
7. Derivative assets – Equity contracts:	21	HPI Forward growth rate	0% – 5%	2.71%	1%	1	(1)
– Property-related options and forwards		HPI Spot rate	n/a	702(2)	10%	1	(1)
8. FVTPL – Loans and advances to customers: – Roll-up mortgage portfolio	63	HPI Forward growth rate	0% – 5%	2.84%	1%	2	(2)
9. FVTPL – Debt securities:	201	HPI Forward growth rate	0% – 5%	2.79%	1%	12	(12)
– Reversionary property securities		HPI Spot rate	n/a	748(2)	10%	18	(18)
10. Financial investments – AFS equity securities: – Unlisted equity shares	32	Contingent litigation risk	0% – 100%	48%	20%	7(3)	(7)(3)
12. Derivative liabilities – Interest rate contracts: – Bermudan swaptions	(2)	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
14. Derivative liabilities – Equity contracts:	(42)	HPI Forward growth rate	0% – 5%	2.71%	1%	4	(4)
– Property-related options and forwards		HPI Spot rate	n/a	702(2)	10%	8	(9)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	Represents the HPI spot rate index level at 31 December 2017 and 2016.
(3)	Gains and losses arising from changes in the fair value of securities classified as available-for-sale are recognised in ‘Other comprehensive income’; for all other assets and liabilities shown in the tables above, gains and losses arising from changes in their fair value are recognised in the Consolidated Income Statement.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

2017	On demand £m	Not later than three months £m	Later than three months and not later than one year £m	Later than one year and not later than five years £m	Later than five years £m	Total £m
Liabilities
Deposits by banks	2,452	1,466	914	8,874	208	13,914
Deposits by customers	154,114	4,754	13,811	3,454	1,490	177,623
Trading liabilities	1,520	26,914	152	161	2,580	31,327
Derivative financial instruments:
– Held for trading	9	620	1,203	2,505	12,701	17,038
– Held for hedging(1)	6	11	27	420	1,300	1,764
Financial liabilities designated at fair value	7	545	222	789	814	2,377
Debt securities in issue	–	8,419	4,940	25,950	11,644	50,953
Subordinated liabilities	–	289	147	783	5,571	6,790
Total financial liabilities	158,108	43,018	21,416	42,936	36,308	301,786
Off-balance sheet commitments given	2,082	6,874	1,844	12,399	18,860	42,059

2016
Liabilities
Deposits by banks	2,366	916	677	5,833	96	9,888
Deposits by customers	145,810	4,986	13,384	7,909	929	173,018
Trading liabilities	3,535	10,042	21	602	1,474	15,674
Derivative financial instruments:
– Held for trading	41	904	1,569	4,352	15,494	22,360
– Held for hedging(1)	–	14	38	575	1,357	1,984
Financial liabilities designated at fair value	9	404	229	1,117	759	2,518
Debt securities in issue	–	9,207	7,082	25,173	16,307	57,769
Subordinated liabilities	–	450	554	1,739	6,054	8,797
Total financial liabilities	151,761	26,923	23,554	47,300	42,470	292,008
Off-balance sheet commitments given	1,692	5,128	2,642	23,584	8,570	41,616

(1)	Comprises the derivatives liabilities for which contractual maturities are essential for an understanding of the timing of the cash flows.